Certnas

Nasdaq Stock Market

William Slattery, CFO
Vice President
Listing Qualifications

[redacted]

15008518

Received SEC

NOV 19 2015

Washington, DC 20549

By Electronic Mail

November 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 17, 2015 The Nasdaq Stock Market (the "Exchange") received from BOXLIGHT CORPORATION (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A Common Stock

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery